Debt - Additional Information (Detail) 1 $ in Millions	Apr. 19, 2022 USD ($)	Oct. 07, 2021 USD ($)	Mar. 31, 2023	May 25, 2022 USD ($)	Mar. 17, 2021 USD ($)	Mar. 16, 2021 USD ($)
Debt Instrument [Line Items]
Initial maximum amount available						$ 500
2032 Private Placement Notes
Debt Instrument [Line Items]
Interest rate	4.53%
Debt instrument, maturity date	Apr. 19, 2032
Aggregate principal amount of notes issued	$ 75			$ 75
Interest Accruing on Notes			5.28%
Debt Instrument Fixed Rate			4.53%
2032 Private Placement Notes | 4.53% Senior Notes [Member]
Debt Instrument [Line Items]
Debt issued	$ 150
2032 Private Placement Notes | Maximum [Member]
Debt Instrument [Line Items]
Leverage Ratio	7
Prepayment of Notes	100.00%
Ratio of Total Indebtedness	0.07
2032 Private Placement Notes | Minimum [Member]
Debt Instrument [Line Items]
Leverage Ratio	1
Prepayment of Notes	5.00%
Ratio of Total Indebtedness	0.01
Former Credit Facility Revolver
Debt Instrument [Line Items]
Outstanding amount					$ 250
Former Credit Facility Term Loan
Debt Instrument [Line Items]
Outstanding amount					$ 250
Former Credit Facility
Debt Instrument [Line Items]
Initial maximum amount available		$ 700
Increased the principal borrowing amount		$ 200